Loans and advances to customers - Allowance for impairment losses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Impairment losses on financial assets	$ 21,799	$ 19,220	$ 18,810
Financial assets at end of period	1,773,414	1,407,320
Financial assets at amortized cost category
Financial assets
Impairment losses on financial assets	21,731	19,220	18,806
Financial assets at fair value through other comprehensive income category
Financial assets
Impairment losses on financial assets	68		4
Loans and advances - Customers
Financial assets
Financial assets at end of period	698,276	728,335
Loans and advances - Customers | Financial assets at amortized cost category
Financial assets
Financial assets at end of period	687,432	699,671
Loans and advances - Customers | Financial assets at fair value through other comprehensive income category
Financial assets
Financial assets at end of period		2,875
Impairment losses | Loans and advances - Customers
Financial assets
Financial assets, as originally presented		(21,970)	(21,516)	$ (16,929)
Financial assets, Adjustments on initial adoption of IFRS 9				$ (3,270)
Beginning balance as of January 1 (restated)	(21,970)	(21,516)	(20,199)
Write-off of impaired loans applied against the allowance for impairment losses	21,590	21,154	19,678
Others	13	70	(46)
Financial assets at end of period	(25,551)	(21,970)	(21,516)
Impairment losses | Loans and advances - Customers | Mexico
Financial assets
Financial assets at end of period	(25,551)	(21,970)	(21,516)
Impairment losses | Loans and advances - Customers | Financial assets at amortized cost category
Financial assets
Impairment losses on financial assets	(25,184)	(21,673)	(20,947)
Write-off of impaired loans applied against the allowance for impairment losses	21,590
Financial assets at end of period	(25,551)
Recoveries of loans previously charged-off and recovery expenses	$ 3,453	2,083	2,141
Impairment losses | Loans and advances - Customers | Financial assets at fair value through other comprehensive income category
Financial assets
Impairment losses on financial assets		$ (5)	$ (2)